Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2015
Registrant Name	dei_EntityRegistrantName	DEUTSCHE VALUE SERIES, INC
CIK	dei_EntityCentralIndexKey	0000825062
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Feb. 29, 2016
Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2016
Prospectus Date	rr_ProspectusDate	Mar. 01, 2016